Stock-Based Compensation	9 Months Ended
Sep. 30, 2016
Stock-Based Compensation
Stock-Based Compensation

15. Stock-Based Compensation

The Company has several stock-based compensation plans which allow for grants of restricted stock, performance share units and restricted stock units to its employees and non-employee directors. The Company’s stock-based compensation plans are administered by the Compensation Committee of the Board of Directors. For the three and nine months ended September 30, 2016, stock-based compensation expense was $2.1 million and the related income tax benefit was $0.7 million.

Restricted Stock

Restricted stock provides grantees with rights to shares of common stock upon completion of a service period. During the restriction period, all shares are considered outstanding and dividends are paid on the restricted stock. Restricted stock and dividends may be forfeited if an employee terminates prior to vesting. The fair value of restricted stock is determined based on the closing price of FHI’s common stock on the date of grant. The Company recognizes compensation expense related to restricted stock on a straight-line basis over the vesting period for service-based awards.

The following presents the Company’s restricted stock activity for the nine months ended September 30, 2016:

Weighted
	Number	Average Grant
	of Shares	Date Fair Value
Unvested as of December 31, 2015	-	$-
Granted	77,037	24.41
Vested	(77,037)	24.41
Forfeited	-	-
Unvested as of September 30, 2016	-	$-

For the three and nine months ended September 30, 2016, the Company granted 77,037 shares of restricted stock with a weighted-average grant date fair value of $24.41 to key employees. These shares were fully vested on the grant date. The total fair value of restricted stock that vested for the three and nine months ended September 30, 2016 was $1.9 million. However, there are transfer restrictions on these shares with restrictions for 50% of the restricted stock lapsing six months following the vesting date and the restrictions for the remaining 50% of the restricted stock lapsing 18 months following the vesting date.

Performance Share Units

Performance share units (“PSU”) are an award of units in which the recipient’s rights in the units are contingent on the achievement of pre-established performance goals. At the end of the performance period, the Company will determine if the performance goals originally outlined when the PSUs were granted have been achieved. If these goals are met or exceeded, the Company will issue one share of FHI common stock for each vested PSU. Upon vesting and delivery of the common stock, the Company will also pay to each grantee a cash amount equal to the product of all cash dividends paid on a share of common stock from the grant date to such delivery date and the number of common stock delivered to the grantee on such delivery date. Employees must be continuously employed by the Company from the grant date through the applicable vesting date with any unvested PSUs being forfeited upon termination of employment. The fair value of PSUs is valued based on the closing price of FHI’s common stock on the date of grant and is amortized on a straight-line basis over the vesting period.

The following presents the Company’s PSU activity for the nine months ended September 30, 2016:

Weighted
	Number	Average Grant
	of Shares	Date Fair Value
Unvested as of December 31, 2015	-	$-
Granted	115,566	24.41
Vested	-	-
Forfeited	-	-
Unvested as of September 30, 2016	115,566	$24.41

For the three and nine months ended September 30, 2016, the Company granted 115,566 PSUs to key employees with a weighted-average grant date fair value of $24.41.  One-third of the PSUs will vest on each of the first, second and third anniversaries of the IPO date. However, transfer restrictions will remain on these shares for six months following the vesting date. The performance condition related to these PSUs is based on the Company’s profitability in the fiscal years immediately preceding the vesting dates. The Company’s stock-based compensation expense related to PSUs was $0.1 million for the three and nine months ended September 30, 2016.  As of September 30, 2016, the unrecognized compensation expense related to unvested PSUs was $2.7 million. The unrecognized compensation expense is expected to be recognized over a weighted average vesting period of 2.83 years. As of September 30, 2016, total shares authorized under the plan from which the restricted stock and PSUs were issued were 5.6 million shares, of which 5.4 million shares were available for future grants.

Restricted Stock Units

Restricted stock units (“RSU”) are an award of units that correspond in number and value to a specified number of shares of FHI’s common stock that are subject to vesting requirements and transferability restrictions. RSUs do not represent actual ownership of common stock. Upon vesting, the Company will issue one share of FHI common stock for each vested RSU. Upon delivery of the common stock, the Company will also pay to each grantee a cash amount equal to the product of all cash dividends paid on a share of common stock from the grant date to such delivery date and the number of common stock delivered to the grantee on such delivery date. The fair value of RSUs is valued based on the closing price of FHI’s common stock on the date of grant and is amortized on a straight-line basis over the vesting period.

The following presents the Company’s RSU activity for the nine months ended September 30, 2016:

Weighted
	Number	Average Grant
	of Shares	Date Fair Value
Unvested as of December 31, 2015	-	$-
Granted	5,379	24.41
Vested	-	-
Forfeited	-	-
Unvested as of September 30, 2016	5,379	$24.41

For the three and nine months ended September 30, 2016, the Company granted 5,379 RSUs to non-employee directors with a weighted-average grant date fair value of $24.41. The RSUs will vest in one year from the date of grant. The grantee must continuously serve as a non-employee director from the grant date through the vesting date with any unvested RSUs being forfeited upon termination of the grantee’s service as a non-employee director. The Company’s share-based compensation expense related to these RSUs was not material for the three and nine months ended September 30, 2016. As of September 30, 2016, the unrecognized compensation expense related to unvested RSUs was $0.1 million. The unrecognized compensation expense is expected to be recognized over a weighted average vesting period of 0.83 years. As of September 30, 2016, total shares authorized under the 2016 Non-Employee Director Plan were 75,000 shares, of which 69,621 shares were available for future grants.

Employee Stock Purchase Plan (“ESPP”)

The Company also introduced an employee stock purchase plan (“ESPP”) which permits employees to periodically purchase Company stock on a payroll deduction basis, effective October 1, 2016. The first such offering period of the Company’s ESPP is from October 1, 2016 through December 31, 2016. Participant purchases through the ESPP will receive a discount of 5% from the closing price of FHI’s common stock on the exercise date. Participants are required to adhere to a two year holding period with regards to shares purchased through the ESPP. The ESPP has been determined to be non-compensatory in nature.  As a result, the Company expects that there will be no material expenses related to the ESPP. As of September 30, 2016, total shares authorized under the Company’s ESPP were 600,000 shares.